Note 2 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Unrealized Gain (Loss) on Investments [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
December 31, 2012:
Securities held to maturity:
Municipal securities	$71,429,385	$997,969	$(71,648)	$72,355,706
Other securities	650,000	-	-	650,000
	$72,079,385	$997,969	$(71,648)	$73,005,706

Securities available for sale:
U.S. govt. sponsored agency securities	$336,570,995	$2,198,655	$(160,279)	$338,609,371
Residential mortgage-backed and related securities	160,035,196	3,736,821	(170,914)	163,601,103
Municipal securities	24,508,015	1,696,555	(18,834)	26,185,736
Trust preferred securities	86,200	53,200	-	139,400
Other securities	1,347,113	300,732	(23,469)	1,624,376
	$522,547,519	$7,985,963	$(373,496)	$530,159,986

December 31, 2011:
Securities held to maturity:
Other securities	$200,000	$-	$-	$200,000

Securities available for sale:
U.S. govt. sponsored agency securities	$426,581,913	$2,428,994	$(55,687)	$428,955,220
Residential mortgage-backed and related securities	105,373,614	3,488,350	(8,215)	108,853,749
Municipal securities	23,937,118	1,752,246	-	25,689,364
Trust preferred securities	86,200	-	(5,400)	80,800
Other securities	1,354,940	140,022	(44,804)	1,450,158
	$557,333,785	$7,809,612	$(114,106)	$565,029,291

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2012:
Securities held to maturity:
Municipal securities	$4,282,352	$(71,648)	$-	$-	$4,282,352	$(71,648)

Securities available for sale:
U.S. govt. sponsored agency securities	$55,621,718	$(160,279)	$-	$-	$55,621,718	$(160,279)
Residential mortgage-backed and related securities	29,324,928	(170,914)	-	-	29,324,928	(170,914)
Municipal securities	1,039,625	(18,834)	-	-	1,039,625	(18,834)
Other securities	-	-	217,500	(23,469)	217,500	(23,469)
	$85,986,271	$(350,027)	$217,500	$(23,469)	$86,203,771	$(373,496)

December 31, 2011:
Securities available for sale:
U.S. govt. sponsored agency securities	$59,979,620	$(55,687)	$-	$-	$59,979,620	$(55,687)
Residential mortgage-backed and related securities	4,906,398	(8,215)	-	-	4,906,398	(8,215)
Trust preferred securities	-	-	80,800	(5,400)	80,800	(5,400)
Other securities	251,957	(44,332)	2,778	(472)	254,735	(44,804)
	$65,137,975	$(108,234)	$83,578	$(5,872)	$65,221,553	$(114,106)

Realized Gain (Loss) on Investments [Table Text Block]
	2012	2011	2010

Proceeds from sales of securities	$19,215,075	$54,326,191	$-
Gross gains from sales of securities	104,600	1,472,528	-

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized Cost	Fair Value
Securities held to maturity:
Due in one year or less	$853,965	$858,014
Due after one year through five years	9,801,254	9,813,395
Due after five years	61,424,166	62,334,297
	$72,079,385	$73,005,706

Securities available for sale:
Due in one year or less	$995,005	$995,917
Due after one year through five years	33,202,789	33,663,178
Due after five years	326,967,416	330,275,412
	$361,165,210	$364,934,507
Residential mortgage-backed and related securities	160,035,196	163,601,103
Other securities	1,347,113	1,624,376
	$522,547,519	$530,159,986
	Amortized Cost	Fair Value

Municipal securities, held to maturity	$46,672,253	$47,157,578

U.S. govt. sponsored agency securities	304,670,224	306,253,738
Municipal securities, available for sale	13,498,939	14,381,300
	$318,169,163	$320,635,038